Subsequent Events (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Reverse stock split	193,383,727
Conversion of stock, value	$ 488,920
Conversion of stock, shares	45,242,538
Promissory notes issued	$ 108,000